Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues, net	$ 7,345,959		$ 2,006,694	$ 11,065,606	$ 3,764,346
Cost of revenues	6,546,875		1,404,289	9,721,258	2,687,447
Gross profit	799,084		602,405	1,344,348	1,076,899
Operating expenses:
Selling, general and administrative expenses	4,292,308		646,419	6,214,103	1,140,474
Operating loss	(3,493,224)		(44,014)	(4,869,755)	(63,575)
Non-operating income (expense):
Interest income (expense), net	454		13,674	325	(32,818)
Rental income			28,703		54,407
Other income	53,013			102,532
Total non-operating income (expense)	53,467		42,377	102,857	21,589
Net loss before income tax expense	(3,439,757)		(1,637)	(4,766,898)	(41,986)
Income tax expense (benefit)	17,000		(460)	(172,997)	(11,802)
Net loss	(3,456,757)		(1,177)	(4,593,901)	(30,184)
Net loss attributable to non-controlling interest	(92,308)			(219,062)
Net loss attributable to Cryptyde, Inc.	$ (3,364,449)		$ (1,177)	$ (4,374,839)	$ (30,184)
Earnings (loss) per share:
Loss per share - basic and diluted	$ (0.15)		$ (0.11)	$ (0.20)	$ (3.02)
Weight average number of common shares outstanding - basic and diluted	21,815,166		10,000	21,815,166	10,000
Previously Reported [Member]
Revenues, net
Cost of revenues
Gross profit
Operating expenses:
Selling, general and administrative expenses		676,628
Operating loss		(676,628)
Non-operating income (expense):
Interest income (expense), net		33,395
Other income
Total non-operating income (expense)		33,395
Net loss before income tax expense		(643,233)
Income tax expense (benefit)
Net loss		(643,233)
Net loss attributable to non-controlling interest		(128,860)
Net loss attributable to Cryptyde, Inc.		$ (514,373)
Earnings (loss) per share:
Loss per share - basic and diluted		$ (51.44)
Weight average number of common shares outstanding - basic and diluted		10,000